UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02871

LORD ABBETT DEVELOPING GROWTH FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, New Jersey 07302-3973

(Address of principal executive offices) (Zip code)

Randolph A. Stuzin, Esq.

Vice President and Assistant Secretary

Member, Chief Legal Officer of Lord, Abbett & Co. LLC

90 Hudson Street, Jersey City, New Jersey 07302-3973

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 7/31

Date of reporting period: 1/31/2024

Item 1:	Report(s) to Shareholders.

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett
Developing Growth Fund

For the six-month period ended January 31, 2024

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

5	Schedule of Investments

9	Statement of Assets and Liabilities

11	Statement of Operations

12	Statements of Changes in Net Assets

14	Financial Highlights

18	Notes to Financial Statements

28	Supplemental Information to Shareholders

Lord Abbett Developing Growth Fund
Semiannual Report

For the six-month period ended January 31, 2024

From left to right: Evelyn E. Guernsey, Independent Chair of the Lord Abbett Funds and Douglas B. Sieg, Director, President and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Developing Growth Fund for the six-month period ended January 31, 2024. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President and Chief Executive Officer

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2023 through January 31, 2024).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period 8/1/23 – 1/31/24” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	8/1/23	1/31/24	8/1/23 - 1/31/24
Class A
Actual	$1,000.00	$962.50	$4.69
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.36	$4.82
Class C
Actual	$1,000.00	$959.60	$8.37
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.59	$8.62
Class F
Actual	$1,000.00	$963.50	$3.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.11	$4.06
Class F3
Actual	$1,000.00	$964.50	$2.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.17	$3.00
Class I
Actual	$1,000.00	$964.00	$3.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.62	$3.56
Class P
Actual	$1,000.00	$961.70	$5.67
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.36	$5.84
Class R2
Actual	$1,000.00	$960.80	$6.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.60	$6.60
Class R3
Actual	$1,000.00	$961.80	$5.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.10	$6.09
Class R4
Actual	$1,000.00	$962.50	$4.69
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.36	$4.82
Class R5
Actual	$1,000.00	$964.00	$3.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.62	$3.56
Class R6
Actual	$1,000.00	$964.80	$2.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.17	$3.00

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.95% for Class A, 1.70% for Class C, 0.80% for Class F, 0.59% for Class F3, 0.70% for Class I, 1.15% for Class P, 1.30% for Class R2, 1.20% for Class R3, 0.95% for Class R4, 0.70% for Class R5 and 0.59% for Class R6) multiplied by the average account value over the period, multiplied by 184/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

January 31, 2024

Sector*	%**
Communication Services	2.87%
Consumer Discretionary	8.97%
Consumer Staples	3.86%
Financials	5.23%
Health Care	23.73%
Industrials	20.19%
Information Technology	32.95%
Repurchase Agreements	1.91%
Money Market Funds(a)	0.26%
Time Deposits(a)	0.03%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments, which excludes derivatives.
(a)	Securities were purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)

January 31, 2024

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 96.51%

COMMON STOCKS 96.51%

Aerospace & Defense 3.02%
AeroVironment, Inc.*	409,774	$49,435,135
Axon Enterprise, Inc.*	92,315	22,991,974
Total		72,427,109

Biotechnology 14.05%
Arcellx, Inc.*	694,255	42,932,729
Blueprint Medicines Corp.*	550,815	43,806,317
Bridgebio Pharma, Inc.*	1,135,537	38,937,564
Crinetics Pharmaceuticals, Inc.*	487,641	17,789,144
Cytokinetics, Inc.*	154,520	12,072,648
Immunovant, Inc.*	486,055	17,697,263
Krystal Biotech, Inc.*	233,261	25,950,286
Madrigal Pharmaceuticals, Inc.*	50,627	10,971,377
Natera, Inc.*	523,958	34,549,790
Nuvalent, Inc. Class A*	348,638	26,207,118
SpringWorks Therapeutics, Inc.*	570,275	25,166,236
Vaxcyte, Inc.*	296,012	21,141,177
Xenon Pharmaceuticals, Inc. (Canada)*(a)	430,523	19,468,250
Total		336,689,899

Broadline Retail 0.77%
Global-e Online Ltd. (Israel)*(a)	485,357	18,331,934

Building Products 3.05%
AAON, Inc.	388,776	27,276,524
Trex Co., Inc.*	562,458	45,829,078
Total		73,105,602

Capital Markets 2.19%
Hamilton Lane, Inc. Class A	219,473	25,445,699
Piper Sandler Cos.	155,871	27,042,060
Total		52,487,759
Investments	Shares	Fair Value
Commercial Services & Supplies 1.89%
MSA Safety, Inc.	138,375	$22,836,026
Tetra Tech, Inc.	141,890	22,444,160
Total		45,280,186

Construction & Engineering 3.31%
Comfort Systems USA, Inc.	169,843	36,935,757
EMCOR Group, Inc.	108,501	24,750,163
Sterling Infrastructure, Inc.*	235,943	17,719,320
Total		79,405,240

Diversified Consumer Services 1.92%
Coursera, Inc.*	551,539	10,556,457
Duolingo, Inc.*	198,388	35,489,629
Total		46,046,086

Electrical Equipment 1.21%
Generac Holdings, Inc.*	92,468	10,510,838
nVent Electric PLC (United Kingdom)(a)	307,363	18,454,074
Total		28,964,912

Entertainment 1.92%
Roku, Inc.*	521,391	45,913,692

Financial Services 2.97%
AvidXchange Holdings, Inc.*	2,802,614	30,716,649
Remitly Global, Inc.*	740,784	12,697,038
StoneCo Ltd. Class A (Brazil)*(a)	1,616,127	27,781,223
Total		71,194,910

Food Products 1.10%
Freshpet, Inc.*	306,346	26,376,391

Ground Transportation 3.06%
Saia, Inc.*	107,766	48,557,204
XPO, Inc.*	290,789	24,845,012
Total		73,402,216

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

January 31, 2024

Investments	Shares	Fair Value
Health Care Equipment & Supplies 6.73%
Glaukos Corp.*	539,633	$48,043,526
iRhythm Technologies, Inc.*	186,303	22,315,373
RxSight, Inc.*	973,748	44,315,272
TransMedics Group, Inc.*	541,749	46,465,812
Total		161,139,983

Hotels, Restaurants & Leisure 4.64%
Cava Group, Inc.*(b)	706,491	33,063,779
MakeMyTrip Ltd. (India)*(a)	362,476	20,077,546
Shake Shack, Inc. Class A*	197,440	14,918,566
Wingstop, Inc.	153,587	43,174,841
Total		111,234,732

Information Technology Services 1.92%
Endava PLC ADR*	306,824	21,713,934
Globant SA (Uruguay)*(a)	102,602	24,194,578
Total		45,908,512

Leisure Products 0.72%
YETI Holdings, Inc.*	392,636	17,264,205

Life Sciences Tools & Services 0.62%
Quanterix Corp.*	676,894	14,952,588

Machinery 1.31%
Crane Co.	253,680	31,484,225

Media 0.92%
Integral Ad Science Holding Corp.*	1,508,404	21,947,278

Personal Care Products 2.71%
BellRing Brands, Inc.*	340,063	18,795,282
elf Beauty, Inc.*	173,847	27,733,812
Oddity Tech Ltd. Class A (Israel)*(a)(b)	445,986	18,419,222
Total		64,948,316
Investments	Shares	Fair Value
Pharmaceuticals 2.02%
Cymabay Therapeutics, Inc.*	1,004,885	$23,624,846
Intra-Cellular Therapies, Inc.*	366,261	24,664,016
Total		48,288,862

Professional Services 3.06%
Parsons Corp.*	411,537	26,811,635
Upwork, Inc.*	1,296,276	17,771,944
Verra Mobility Corp.*	1,200,590	28,706,107
Total		73,289,686

Semiconductors & Semiconductor Equipment 6.24%
Camtek Ltd. (Israel)*(a)	456,837	35,560,192
Credo Technology Group Holding Ltd.*	926,039	18,993,060
Onto Innovation, Inc.*	234,022	37,794,553
Rambus, Inc.*	832,823	57,073,360
Total		149,421,165

Software 21.92%
Agilysys, Inc.*	362,757	30,366,388
Appfolio, Inc. Class A*	200,290	43,915,585
Clearwater Analytics Holdings, Inc. Class A*	514,074	9,690,295
CyberArk Software Ltd. (Israel)*(a)	234,564	54,766,003
Descartes Systems Group, Inc. (Canada)*(a)	259,943	22,768,407
DoubleVerify Holdings, Inc.*	1,029,425	41,187,294
Five9, Inc.*	395,196	29,979,568
Freshworks, Inc. Class A*	1,729,069	38,385,332
Gitlab, Inc. Class A*	588,461	41,845,462
Guidewire Software, Inc.*	178,948	19,984,913
JFrog Ltd. (Israel)*(a)	863,911	28,103,025
Monday.com Ltd. (Israel)*(a)	127,500	26,780,100
Qualys, Inc.*	208,895	39,516,667

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

January 31, 2024

Investments	Shares	Fair Value
Software (continued)
Samsara, Inc. Class A*	743,080	$23,332,712
SentinelOne, Inc. Class A*	1,132,549	30,352,313
SPS Commerce, Inc.*	143,527	26,380,263
Varonis Systems, Inc.*	400,587	17,978,345
Total		525,332,672

Technology Hardware, Storage & Peripherals 2.44%
Super Micro Computer, Inc.*	110,259	58,394,269

Textiles, Apparel & Luxury Goods 0.80%
Deckers Outdoor Corp.*	25,520	19,235,190
Total Common Stocks (cost $1,815,135,660)		2,312,467,619

	Principal Amount

SHORT-TERM INVESTMENTS 2.17%

Repurchase Agreements 1.88%
Repurchase Agreement dated 1/31/2024, 2.800% due 2/1/2024 with Fixed Income Clearing Corp. collateralized by $1,996,000 of U.S. Treasury Note at 4.000% due 1/31/2031; $47,879,300 of U.S. Treasury Note at 0.750% due 8/31/2026; value: $46,020,397; proceeds: $45,121,505 (cost $45,117,996)	$45,117,996	45,117,996
Investments	Shares	Fair Value
Money Market Funds 0.26%
Fidelity Government Portfolio(c) (cost $6,256,064)	6,256,064	$6,256,064

Time Deposits 0.03%
CitiBank N.A.(c) (cost $695,118)	695,118	695,118
Total Short-Term Investments (cost $52,069,178)		52,069,178
Total Investments in Securities 98.68% (cost $1,867,204,838)		2,364,536,797
Other Assets and Liabilities – Net 1.32%		31,575,284
Net Assets 100.00%		$2,396,112,081

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(concluded)

January 31, 2024

The following is a summary of the inputs used as of January 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$2,312,467,619	$–	$–	$2,312,467,619
Short-Term Investments
Repurchase Agreements	–	45,117,996	–	45,117,996
Money Market Funds	6,256,064	–	–	6,256,064
Time Deposits	–	695,118	–	695,118
Total	$2,318,723,683	$45,813,114	$–	$2,364,536,797

(1)	Refer to Note 2(g) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by investment type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

8	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

January 31, 2024

ASSETS:
Investments in securities, at fair value including $6,723,181 of securities loaned (cost $1,867,204,838)	$2,364,536,797
Receivables:
Investment securities sold	51,467,792
Capital shares sold	6,598,823
Interest and dividends	61,908
Securities lending income receivable	100,273
Prepaid expenses and other assets	64,203
Total assets	2,422,829,796
LIABILITIES:
Payables:
Capital shares reacquired	10,407,692
Collateral due to broker for securities lending	6,951,182
Investment securities purchased	6,899,317
Management fee	1,032,826
Directors’ fees	348,833
12b-1 distribution plan	312,182
Fund administration	80,932
Accrued expenses	684,751
Total liabilities	26,717,715
NET ASSETS	$2,396,112,081
COMPOSITION OF NET ASSETS:
Paid-in capital	$2,735,496,428
Total distributable earnings (loss)	(339,384,347)
Net Assets	$2,396,112,081

See Notes to Financial Statements.	9

Statement of Assets and Liabilities (unaudited)(concluded)

January 31, 2024

Net assets by class:
Class A Shares	$583,879,718
Class C Shares	$19,031,746
Class F Shares	$25,820,708
Class F3 Shares	$306,626,336
Class I Shares	$665,257,712
Class P Shares	$11,822,190
Class R2 Shares	$1,487,521
Class R3 Shares	$51,717,345
Class R4 Shares	$11,021,906
Class R5 Shares	$20,034,215
Class R6 Shares	$699,412,684
Outstanding shares by class:
Class A Shares (1.12 billion shares of common stock authorized, $.001 par value)	31,589,327
Class C Shares (35 million shares of common stock authorized, $.001 par value)	2,290,895
Class F Shares (134.1 million shares of common stock authorized, $.001 par value)	1,287,926
Class F3 Shares (89.4 million shares of common stock authorized, $.001 par value)	12,413,524
Class I Shares (335.25 million shares of common stock authorized, $.001 par value)	27,285,078
Class P Shares (30 million shares of common stock authorized, $.001 par value)	691,770
Class R2 Shares (98.75 million shares of common stock authorized, $.001 par value)	90,622
Class R3 Shares (98.75 million shares of common stock authorized, $.001 par value)	3,021,346
Class R4 Shares (98.75 million shares of common stock authorized, $.001 par value)	596,604
Class R5 Shares (98.75 million shares of common stock authorized, $.001 par value)	821,674
Class R6 Shares (98.75 million shares of common stock authorized, $.001 par value)	28,317,259
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$18.48
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$19.61
Class C Shares-Net asset value	$ 8.31
Class F Shares-Net asset value	$20.05
Class F3 Shares-Net asset value	$24.70
Class I Shares-Net asset value	$24.38
Class P Shares-Net asset value	$17.09
Class R2 Shares-Net asset value	$16.41
Class R3 Shares-Net asset value	$17.12
Class R4 Shares-Net asset value	$18.47
Class R5 Shares-Net asset value	$24.38
Class R6 Shares-Net asset value	$24.70

10	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended January 31, 2024

Investment income:
Dividends	$1,341,213
Securities lending net income	1,129,671
Interest and other	760,967
Interest earned from Interfund Lending (See Note 9)	715
Total investment income	3,232,566
Expenses:
Management fee	5,988,865
12b-1 distribution plan-Class A	723,580
12b-1 distribution plan-Class C	97,754
12b-1 distribution plan-Class F	14,580
12b-1 distribution plan-Class P	25,159
12b-1 distribution plan-Class R2	4,262
12b-1 distribution plan-Class R3	124,704
12b-1 distribution plan-Class R4	12,653
Shareholder servicing	778,542
Fund administration	469,055
Reports to shareholders	137,876
Registration	112,592
Professional	40,834
Directors’ fees	37,731
Custody	18,699
Other	77,701
Gross expenses	8,664,587
Fees waived and expenses reimbursed (See Note 3)	(18,699)
Net expenses	8,645,888
Net investment loss	(5,413,322)
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	(25,409,273)
Net change in unrealized appreciation/depreciation on investments	(85,866,426)
Net realized and unrealized gain (loss)	(111,275,699)
Net Decrease in Net Assets Resulting From Operations	$(116,689,021)

See Notes to Financial Statements.	11

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended January 31, 2024 (unaudited)	For the Year Ended July 31, 2023
Operations:
Net investment loss	$(5,413,322)	$(12,016,717)
Net realized gain (loss) on investments	(25,409,273)	(327,399,780)
Net change in unrealized appreciation/depreciation on investments	(85,866,426)	441,459,159
Net increase (decrease) in net assets resulting from operations	(116,689,021)	102,042,662
Capital share transactions (See Note 13):
Net proceeds from sales of shares	221,829,411	661,196,434
Cost of shares reacquired	(437,457,208)	(850,857,080)
Net decrease in net assets resulting from capital share transactions	(215,627,797)	(189,660,646)
Net decrease in net assets	(332,316,818)	(87,617,984)
NET ASSETS:
Beginning of period	$2,728,428,899	$2,816,046,883
End of period	$2,396,112,081	$2,728,428,899

12	See Notes to Financial Statements.

This page is intentionally left blank.

Financial Highlights (unaudited)

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net realized gain
Class A
1/31/2024(c)	$19.20	$(0.06)	$(0.66)	$(0.72)	$–
7/31/2023	18.50	(0.12)	0.82	0.70	–
7/31/2022	31.36	(0.16)	(9.36)	(9.52)	(3.34)
7/31/2021	24.46	(0.23)	10.08	9.85	(2.95)
7/31/2020	26.30	(0.16)	2.81	2.65	(4.49)
7/31/2019	28.59	(0.18)	4.14	3.96	(6.25)
Class C
1/31/2024(c)	8.66	(0.05)	(0.30)	(0.35)	–
7/31/2023	8.41	(0.11)	0.36	0.25	–
7/31/2022	16.21	(0.16)	(4.30)	(4.46)	(3.34)
7/31/2021	13.89	(0.25)	5.52	5.27	(2.95)
7/31/2020	17.24	(0.19)	1.33	1.14	(4.49)
7/31/2019	21.30	(0.25)	2.44	2.19	(6.25)
Class F
1/31/2024(c)	20.81	(0.05)	(0.71)	(0.76)	–
7/31/2023	20.03	(0.10)	0.88	0.78	–
7/31/2022	33.61	(0.14)	(10.10)	(10.24)	(3.34)
7/31/2021	26.01	(0.21)	10.76	10.55	(2.95)
7/31/2020	27.61	(0.14)	3.03	2.89	(4.49)
7/31/2019	29.63	(0.15)	4.38	4.23	(6.25)
Class F3
1/31/2024(c)	25.61	(0.04)	(0.87)	(0.91)	–
7/31/2023	24.60	(0.08)	1.09	1.01	–
7/31/2022	40.43	(0.10)	(12.39)	(12.49)	(3.34)
7/31/2021	30.74	(0.17)	12.81	12.64	(2.95)
7/31/2020	31.66	(0.13)	3.70	3.57	(4.49)
7/31/2019	32.88	(0.11)	5.14	5.03	(6.25)
Class I
1/31/2024(c)	25.29	(0.05)	(0.86)	(0.91)	–
7/31/2023	24.32	(0.09)	1.06	0.97	–
7/31/2022	40.04	(0.13)	(12.25)	(12.38)	(3.34)
7/31/2021	30.50	(0.20)	12.69	12.49	(2.95)
7/31/2020	31.48	(0.13)	3.64	3.51	(4.49)
7/31/2019	32.76	(0.14)	5.11	4.97	(6.25)
Class P
1/31/2024(c)	17.77	(0.07)	(0.61)	(0.68)	–
7/31/2023	17.16	(0.14)	0.75	0.61	–
7/31/2022	29.38	(0.20)	(8.68)	(8.88)	(3.34)
7/31/2021	23.11	(0.27)	9.49	9.22	(2.95)
7/31/2020	25.18	(0.19)	2.61	2.42	(4.49)
7/31/2019	27.72	(0.22)	3.93	3.71	(6.25)

14	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$18.48	(3.75	)(d)	0.95	(e)	0.95	(e)	(0.67	)(e)	$583,880	67	(d)
19.20	3.78		0.92		0.92		(0.65)		675,765	128
18.50	(33.80)		0.94		0.94		(0.67)		703,073	116
31.36	42.08		0.93		0.93		(0.77)		1,297,753	102
24.46	15.24		0.93		0.93		(0.76)		765,172	122
26.30	22.26		0.94		0.94		(0.72)		708,935	88

8.31	(4.04	)(d)	1.70	(e)	1.70	(e)	(1.42	)(e)	19,032	67	(d)
8.66	2.97		1.68		1.68		(1.40)		23,486	128
8.41	(34.30)		1.69		1.69		(1.42)		27,447	116
16.21	41.07		1.68		1.68		(1.54)		57,889	102
13.89	14.30		1.68		1.68		(1.51)		16,876	122
17.24	21.38		1.69		1.69		(1.47)		21,394	88

20.05	(3.65	)(d)	0.80	(e)	0.80	(e)	(0.52	)(e)	25,821	67	(d)
20.81	3.89		0.78		0.78		(0.50)		43,337	128
20.03	(33.69)		0.79		0.79		(0.52)		177,913	116
33.61	42.37		0.78		0.78		(0.63)		899,774	102
26.01	15.37		0.78		0.78		(0.62)		348,248	122
27.61	22.43		0.79		0.79		(0.58)		116,807	88

24.70	(3.55	)(d)	0.59	(e)	0.59	(e)	(0.31	)(e)	306,626	67	(d)
25.61	4.11		0.59		0.59		(0.31)		348,733	128
24.60	(33.57)		0.59		0.59		(0.31)		345,576	116
40.43	42.62		0.59		0.59		(0.44)		638,777	102
30.74	15.61		0.59		0.59		(0.46)		130,387	122
31.66	22.64		0.60		0.60		(0.39)		3,321	88

24.38	(3.60	)(d)	0.70	(e)	0.70	(e)	(0.42	)(e)	665,258	67	(d)
25.29	3.99		0.67		0.67		(0.40)		751,271	128
24.32	(33.62)		0.69		0.69		(0.41)		688,585	116
40.04	42.45		0.68		0.68		(0.52)		953,104	102
30.50	15.50		0.69		0.69		(0.51)		593,675	122
31.48	22.56		0.69		0.69		(0.48)		853,159	88

17.09	(3.83	)(d)	1.15	(e)	1.15	(e)	(0.87	)(e)	11,822	67	(d)
17.77	3.55		1.13		1.13		(0.85)		12,953	128
17.16	(33.94)		1.14		1.14		(0.87)		14,047	116
29.38	41.83		1.13		1.13		(0.96)		26,086	102
23.11	14.97		1.14		1.14		(0.96)		20,793	122
25.18	22.02		1.14		1.14		(0.92)		22,082	88

See Notes to Financial Statements.	15

Financial Highlights (unaudited)(concluded)

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net realized gain
Class R2
1/31/2024(c)	$17.08	$(0.08)	$(0.59)	$(0.67)	$–
7/31/2023	16.52	(0.16)	0.72	0.56	–
7/31/2022	28.45	(0.22)	(8.37)	(8.59)	(3.34)
7/31/2021	22.48	(0.30)	9.22	8.92	(2.95)
7/31/2020	24.67	(0.22)	2.52	2.30	(4.49)
7/31/2019	27.33	(0.25)	3.84	3.59	(6.25)
Class R3
1/31/2024(c)	17.80	(0.07)	(0.61)	(0.68)	–
7/31/2023	17.20	(0.15)	0.75	0.60	–
7/31/2022	29.46	(0.21)	(8.71)	(8.92)	(3.34)
7/31/2021	23.17	(0.29)	9.53	9.24	(2.95)
7/31/2020	25.24	(0.20)	2.62	2.42	(4.49)
7/31/2019	27.79	(0.23)	3.93	3.70	(6.25)
Class R4
1/31/2024(c)	19.19	(0.06)	(0.66)	(0.72)	–
7/31/2023	18.49	(0.12)	0.82	0.70	–
7/31/2022	31.34	(0.16)	(9.35)	(9.51)	(3.34)
7/31/2021	24.45	(0.23)	10.07	9.84	(2.95)
7/31/2020	26.29	(0.16)	2.81	2.65	(4.49)
7/31/2019	28.59	(0.18)	4.13	3.95	(6.25)
Class R5
1/31/2024(c)	25.29	(0.05)	(0.86)	(0.91)	–
7/31/2023	24.32	(0.09)	1.06	0.97	–
7/31/2022	40.04	(0.13)	(12.25)	(12.38)	(3.34)
7/31/2021	30.50	(0.22)	12.71	12.49	(2.95)
7/31/2020	31.47	(0.14)	3.66	3.52	(4.49)
7/31/2019	32.75	(0.14)	5.11	4.97	(6.25)
Class R6
1/31/2024(c)	25.61	(0.04)	(0.87)	(0.91)	–
7/31/2023	24.60	(0.08)	1.09	1.01	–
7/31/2022	40.43	(0.10)	(12.39)	(12.49)	(3.34)
7/31/2021	30.74	(0.16)	12.80	12.64	(2.95)
7/31/2020	31.66	(0.11)	3.68	3.57	(4.49)
7/31/2019	32.88	(0.11)	5.14	5.03	(6.25)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

16	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$16.41	(3.92	)(d)	1.30	(e)	1.30	(e)	(1.02	)(e)	$1,488	67	(d)
17.08	3.39		1.27		1.27		(1.00)		1,717	128
16.52	(34.04)		1.29		1.29		(1.02)		1,807	116
28.45	41.66		1.27		1.27		(1.10)		2,873	102
22.48	14.76		1.29		1.29		(1.11)		2,812	122
24.67	21.87		1.29		1.29		(1.06)		4,718	88

17.12	(3.82	)(d)	1.20	(e)	1.20	(e)	(0.92	)(e)	51,717	67	(d)
17.80	3.49		1.18		1.18		(0.90)		56,228	128
17.20	(33.96)		1.19		1.19		(0.92)		60,295	116
29.46	41.76		1.18		1.18		(1.01)		112,015	102
23.17	14.93		1.19		1.19		(1.01)		88,636	122
25.24	21.92		1.19		1.19		(0.97)		107,373	88

18.47	(3.75	)(d)	0.95	(e)	0.95	(e)	(0.67	)(e)	11,022	67	(d)
19.19	3.79		0.92		0.92		(0.65)		10,498	128
18.49	(33.82)		0.94		0.94		(0.67)		10,775	116
31.34	42.16		0.93		0.93		(0.77)		16,458	102
24.45	15.21		0.93		0.93		(0.76)		8,255	122
26.29	22.23		0.94		0.94		(0.73)		6,222	88

24.38	(3.60	)(d)	0.70	(e)	0.70	(e)	(0.42	)(e)	20,034	67	(d)
25.29	3.99		0.67		0.67		(0.39)		23,029	128
24.32	(33.62)		0.69		0.69		(0.42)		15,436	116
40.04	42.50		0.69		0.69		(0.55)		28,200	102
30.50	15.50		0.68		0.68		(0.52)		6,613	122
31.47	22.53		0.69		0.69		(0.48)		3,247	88

24.70	(3.52	)(d)	0.59	(e)	0.59	(e)	(0.31	)(e)	699,413	67	(d)
25.61	4.07		0.59		0.59		(0.31)		781,411	128
24.60	(33.57)		0.59		0.59		(0.31)		771,093	116
40.43	42.62		0.59		0.59		(0.43)		954,132	102
30.74	15.61		0.60		0.60		(0.43)		566,885	122
31.66	22.68		0.60		0.60		(0.39)		255,766	88

See Notes to Financial Statements.	17

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Developing Growth Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on August 21, 1978. The Fund’s predecessor corporation was organized on July 11, 1973.

The Fund’s investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter. The Fund has eleven active classes of shares: Class A, C, F, F3, I, P, R2, R3, R4, R5 and R6, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Fund or financial intermediary through which a shareholder purchased Class C shares has records verifying that the Class C shares have been held at least eight years. The Fund’s Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Fund’s prospectus.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities, and financial instrument dealers and other market sources to determine fair value.

Notes to Financial Statements (continued)

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended July 31, 2020 through July 31, 2023. The statute of limitation on the Fund’s state and local tax returns may remain open for an additional year depending upon the Fund’s jurisdiction.

Notes to Financial Statements (continued)

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 and R6 bear only their class specific shareholder servicing expenses. Class A, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(g)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of January 31, 2024 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (continued)

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $100 million	.75%
Over $100 million	.50%

For the six months ended January 31, 2024, the effective management fee, net of any applicable waiver, was at an annualized rate of .51% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived $18,699 of fund administration fees during the six months ended January 31, 2024.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The distribution and service fees are accrued daily and payable monthly. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A(1)	Class C	Class F(2)	Class P	Class R2	Class R3	Class R4
Service	.25%	.25%	–	.25%	.25%	.25%	.25%
Distribution	–	.75%	.10%	.20%	.35%	.25%	–

*	The Fund may designate a portion of the aggregate fees attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. sales charge limitations.
(1)	Annual Service Fee on shares sold prior to June 1, 1990 was .15% of the average daily net assets attributable to Class A shares.
(2)	The Class F share Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Fund’s prospectus.

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

Commissions

The Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, during the six months ended January 31, 2024:

Distributor Commissions	Dealers’ Concessions
$12,669	$82,780

The Distributor received CDSCs of $2,275 and $990 for Class A and Class C shares, respectively, for the six months ended January 31, 2024.

Notes to Financial Statements (continued)

Other Related Parties

As of January 31, 2024 the percentage of the Fund’s outstanding shares owned by Lord Abbett Alpha Strategy Fund was 4.60%.

One Director and certain of the Fund’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended January 31, 2024 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Developing Growth Fund	$ –	$ –	$ –	$ –	$ –

The tax character of distributions paid during the fiscal year ended July 31, 2023 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Developing Growth Fund	$ –	$ –	$ –	$ –	$ –

Net capital losses recognized by the Fund may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

Fund	Short-Term Losses	Long-Term Losses	Net Capital Losses
Developing Growth Fund	$(781,700,413)	$ –	$(781,700,413)

As of January 31, 2024, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for the Fund are shown below. The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable to the tax treatment of wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Developing Growth Fund	$1,883,613,594	$494,069,701	$(13,146,498)	$480,923,203

Notes to Financial Statements (continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) during the six months ended January 31, 2024 were as follows:

Purchases	Sales
$1,563,693,082	$1,784,407,753

There were no purchases or sales of U.S. Government securities during the six months ended January 31, 2024.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended January 31, 2024, the Fund did not engage in cross-trade purchases or sales.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$45,117,996	$–	$45,117,996
Total	$45,117,996	$–	$45,117,996

	Net Amount of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$45,117,996	$–	$–	$(45,117,996)	$–
Total	$45,117,996	$–	$–	$(45,117,996)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of January 31, 2024.

Notes to Financial Statements (continued)

7.	DIRECTORS’ REMUNERATION

The Fund’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Fund for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of the fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statement of Operations and in Directors’ fees payable in the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	LINE OF CREDIT

For the period ended August 2, 2023, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.625 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 3, 2023, the Participating Funds renewed the Syndicated Facility for $1.6 billion. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal.

For the period ended August 2, 2023, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), or $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 3, 2023, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal.

These credit facilities are to be used for temporary or emergency purposes as additional sources of liquidity to satisfy redemptions.

For the six months ended January 31, 2024, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

9.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

Notes to Financial Statements (continued)

For the six months ended January 31, 2024, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

11.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income on the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of January 31, 2024, the market value of securities loaned and the collateral received for the Fund was as follows:

Market Value of Securities Loaned	Collateral Received(1)
$6,723,181	$6,951,182

(1)	Statements of Assets and Liabilities location: Collateral due to broker for securities lending.

12.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities market in general, and to the changing prospects of individual companies in which the Fund invests.

The Fund has particular risks associated with growth stocks. Different types of stocks shift in and out of favor over time depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. Growth stocks tend to be more volatile than other stocks. Growth stocks are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a

Notes to Financial Statements (continued)

favorable market. The Fund invests primarily in small-cap growth company stocks, which tend to be more volatile and can be less liquid than other types of stocks, especially over the short term. Small-cap companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large-cap companies. Because the Fund may invest a portion of its assets in foreign securities and American Depositary Receipts, it may experience increased market, industry and sector, liquidity, currency, political, information and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Market disruptions can also prevent the Fund from implementing its investment strategies and achieving its investment objective.

In March 2023, the shut-down of certain financial institutions raised economic concerns over disruption in the U.S. banking system. There can be no certainty that the actions taken by the U.S. government to strengthen public confidence in the U.S. banking system will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. banking system.

The impact of the COVID-19 outbreak, and the effects of other infectious illness outbreaks, epidemics, or pandemics, may be short term or may continue for an extended period of time. For example, a global pandemic or other widespread health crises could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Health crises caused by outbreaks of disease may also exacerbate other pre-existing political, social, and economic risks in certain countries or globally. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

		Six Months Ended January 31, 2024 (unaudited)		Year Ended July 31, 2023

Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,394,696	$23,989,357	6,065,510	$108,798,670
Shares reacquired	(5,007,814)	(86,368,893)	(8,859,644)	(159,757,458)
Decrease	(3,613,118)	$(62,379,536)	(2,794,134)	$(50,958,788)

Class C Shares
Shares sold	118,757	$924,582	565,648	$4,607,349
Shares reacquired	(539,606)	(4,125,890)	(1,116,962)	(9,149,312)
Decrease	(420,849)	$(3,201,308)	(551,314)	$(4,541,963)

Notes to Financial Statements (concluded)

		Six Months Ended January 31, 2024 (unaudited)		Year Ended July 31, 2023

Class F Shares	Shares	Amount	Shares	Amount
Shares sold	108,674	$2,078,027	1,191,888	$23,072,125
Shares reacquired	(903,647)	(16,498,953)	(7,992,532)	(156,581,606)
Decrease	(794,973)	$(14,420,926)	(6,800,644)	$(133,509,481)

Class F3 Shares
Shares sold	1,861,348	$42,116,276	3,873,635	$92,451,590
Shares reacquired	(3,066,363)	(69,572,565)	(4,302,705)	(103,186,266)
Decrease	(1,205,015)	$(27,456,289)	(429,070)	$(10,734,676)

Class I Shares
Shares sold	3,685,248	$83,194,183	11,422,720	$270,389,157
Shares reacquired	(6,105,484)	(136,956,508)	(10,034,017)	(237,798,772)
Increase (decrease)	(2,420,236)	$(53,762,325)	1,388,703	$32,590,385

Class P Shares
Shares sold	10,832	$169,865	44,163	$752,223
Shares reacquired	(48,108)	(766,729)	(133,703)	(2,226,791)
Decrease	(37,276)	$(596,864)	(89,540)	$(1,474,568)

Class R2 Shares
Shares sold	3,151	$47,289	21,490	$346,756
Shares reacquired	(13,074)	(188,351)	(30,301)	(486,069)
Decrease	(9,923)	$(141,062)	(8,811)	$(139,313)

Class R3 Shares
Shares sold	246,088	$3,882,236	481,086	$8,094,446
Shares reacquired	(383,583)	(6,076,102)	(827,559)	(13,885,015)
Decrease	(137,495)	$(2,193,866)	(346,473)	$(5,790,569)

Class R4 Shares
Shares sold	117,099	$1,965,074	123,951	$2,241,547
Shares reacquired	(67,640)	(1,171,670)	(159,435)	(2,905,774)
Increase (decrease)	49,459	$793,404	(35,484)	$(664,227)

Class R5 Shares
Shares sold	57,388	$1,285,360	451,515	$10,737,817
Shares reacquired	(146,270)	(3,340,115)	(175,723)	(4,168,073)
Increase (decrease)	(88,882)	$(2,054,755)	275,792	$6,569,744

Class R6 Shares
Shares sold	2,691,913	$62,177,162	5,820,132	$139,704,754
Shares reacquired	(4,892,273)	(112,391,432)	(6,649,808)	(160,711,944)
Decrease	(2,200,360)	$(50,214,270)	(829,676)	$(21,007,190)

Approval of Advisory Contract

The Board, including all of the Directors who are not “interested persons” of the Fund or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about the Fund’s investment performance compared to the performance of an appropriate benchmark. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. The Independent Directors also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of an appropriate benchmark; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability to Lord Abbett of providing management and administrative services to the Fund; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that the Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance peer group and an appropriate benchmark as of various periods ended June 30, 2023. The Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-, three, five-, and ten-year periods. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps

Approval of Advisory Contract (continued)

intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that the Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline, and other services to the Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of the Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how each of the expense level and the actual management fee rates of the Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. The Board observed that the net total expense ratio and the actual management fee of the Fund were both below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fees paid by the Fund were reasonable in light of all of the factors it considered, including the nature, quality and extent of services provided by Lord Abbett.

Profitability. The Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether the Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins, without those exclusions, in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to the Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to the Fund was not excessive.

Economies of Scale. The Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. The Board also considered the Fund’s existing management fee schedule, with its breakpoint in the level of the management fee. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of the Fund.

Other Benefits to Lord Abbett. The Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett receives from the Fund for providing

Approval of Advisory Contract (concluded)

administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the Agreement. In considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Funds Service Center, P.O. Box 534489, Pittsburgh, PA 15253-4489 (regular mail) or Attention: 534489, 500 Ross Street 154-0520, Pittsburgh, PA 15262 (overnight mail).

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Developing Growth Fund, Inc.	LADG-3 (03/24)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
The Schedule of Investments is included as part of the Reports to Shareholders under Item 1.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.

Item 13:	Exhibits.
(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT DEVELOPING GROWTH FUND, INC.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer (Principal Executive Officer)

Date: March 26, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer (Principal Executive Officer)

Date: March 26, 2024

By:	/s/ Michael J. Hebert
Michael J. Hebert
Chief Financial Officer and Treasurer (Principal Financial Officer)

Date: March 26, 2024